REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract balances (Details) ₽ in Millions	Dec. 31, 2021 RUB (₽) Point	Dec. 31, 2020 RUB (₽) Point
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade receivables	₽ 225	₽ 145
Contract liabilities (including 37 of loyalty points (2020: 27))	₽ (425)	₽ (332)
Loyalty program
Disclosure of disaggregation of revenue from contracts with customers [line items]
Loyalty points included in contract liabilities | Point	(37)	(27)